UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2011

                Check here if Amendment [  ]; Amendment Number:
     This Amendment (check only one.)          [  ] is a restatement
                                               [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                        ROCKY MOUNTAIN ADVISERS, L.L.C.
                                     (Name)

                          2344 SPRUCE STREET, SUITE A
                            BOULDER, COLORADO  80302
                                   (Address)

                        Form 13F File Number:  28-14185

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:          Stephen  C.  Miller
Title:         President
Phone:         (303)  444-5483

Signature,  Place,  and  Date  of  Signing:

/s/  Stephen  C.  Miller     Boulder,  Colorado     May  16,  2011
        (Signature)            (City,  State)           (Date)

Report  Type  (Check  only  one.):

[  ]     13F  HOLDINGS  REPORT.  (Check  here  if all holdings of this reporting
         manager  are  reported  in  this     report).

[ X ]    13F NOTICE.  (Check here if no holdings reported are in this report,
         and  all  holdings  are  reported  by    other  reporting  manager(s).)

[  ]     13F  COMBINATION REPORT.  (Check here if a portion of the holdings for
         this  reporting  manager     are  reported  in  this  report  and  a
         portion are reported  by  other  reporting  manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:

Form 13F File Number    Name

028-10971               Stewart  West  Indies  Trading  Co., Ltd.
                        (d/b/a Stewart Investment  Advisers)

28-04557                Wellington  Management  Company,  LLP